Contingent liabilities and provisions	9 Months Ended
Jul. 31, 2022
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Contingent liabilities and provisions
Note 13.    Contingent liabilities and provisions
Legal proceedings and other contingencies
In the ordinary course of its business, CIBC is a party to a number of legal proceedings, including regulatory investigations, in which claims for substantial monetary damages are asserted against CIBC and its subsidiaries. Legal provisions are established if, in the opinion of management, it is both probable that an outflow of economic benefits will be required to resolve the matter, and a reliable estimate can be made of the amount of the obligation. If the reliable estimate of probable loss involves a range of potential outcomes within which a specific amount appears to be a better estimate, that amount is accrued. If no specific amount within the range of potential outcomes appears to be a better estimate than any other amount, the mid-point in the range is accrued. In some instances, however, it is not possible either to determine whether an obligation is probable or to reliably estimate the amount of loss, in which case no accrual can be made.
While there is inherent difficulty in predicting the outcome of legal proceedings, based on current knowledge and in consultation with legal counsel, we do not expect the outcome of these matters, individually or in aggregate, to have a material adverse effect on our interim consolidated financial statements. However, the outcome of these matters, individually or in aggregate, may be material to our operating results for a particular reporting period. We regularly assess the adequacy of CIBC’s litigation accruals and make the necessary adjustments to incorporate new information as it becomes available.
The provisions disclosed in Note 23 to the consolidated financial statements included in our 2021 Annual Report included all of CIBC’s accruals for legal matters as at that date, including amounts related to the significant legal proceedings described in that note and to other legal matters.
CIBC considers losses to be reasonably possible when they are neither probable nor remote. It is reasonably possible that CIBC may incur losses in addition to the amounts recorded when the loss accrued is the mid-point of a range of reasonably possible losses, or the potential loss pertains to a matter in which an unfavourable outcome is reasonably possible but not probable.
CIBC believes the estimate of the aggregate range of reasonably possible losses, in excess of the amounts accrued, for its significant legal proceedings, where it is possible to make such an estimate, is from nil to approximately $1.5 billion as at July 31, 2022. This estimated aggregate range of reasonably possible losses is based upon currently available information for those significant proceedings in which CIBC is involved, taking into account CIBC’s best estimate of such losses for those cases for which an estimate can be made. CIBC’s estimate involves significant judgment, given the varying stages of the proceedings and the existence of multiple defendants in many of such proceedings whose share of the liability has yet to be determined. The range does not include potential punitive damages. The matters underlying the estimated range as at July 31, 2022, consist of the significant legal matters disclosed in Note 23 to the consolidated financial statements included in our 2021 Annual Report as updated below. The matters underlying the estimated range will change from time to time, and actual losses may vary significantly from the current estimate. For certain matters, CIBC does not believe that an estimate can currently be made as many of them are in preliminary stages and certain matters have no specific amount claimed. Consequently, these matters are not included in the range.

The following developments related to our significant legal proceedings occurred since the issuance of our 2021 annual consolidated financial statements:
•
Green v. Canadian Imperial Bank of Commerce, et al.
: In January 2022, the court approved the settlement. Pursuant to the settlement, CIBC has paid the plaintiffs $125 million. This matter is now closed.

•	Fresco v. Canadian Imperial Bank of Commerce : In February 2022, CIBC’s appeal was dismissed. The hearing on aggregate damages will be heard in February 2023.
•	Credit card class actions – Interchange fees litigation : The settlement was approved by the courts in all five jurisdictions in December 2021. These matters are now closed.
•
Mortgage prepayment class actions
: In February 2022, court approval of the settlement in
Sherry
and
Jordan
was heard in British Columbia and Ontario. In April 2022, the settlement in
Sherry
and
Jordan
received court approval in British Columbia and Ontario

and these matters are now closed
.

•	Cerberus Capital Management L.P. v. CIBC : CIBC’s motion for summary judgment was heard in December 2021, and denied. The non-jury trial proceeded in March 2022. The court reserved its decision.
•	Pilon v. Amex Bank of Canada, et al. : In March 2022, the plaintiff’s motion for leave to appeal to the Supreme Court of Canada was dismissed. This matter is now closed.
•
Order Execution Only class actions: The motion for certification in Frayce, which was scheduled for February 2022, has been rescheduled to September 2022. In July 2022, a proposed class action (Ciardullo v 1832 Asset Management L.P. et al.) was filed in the Ontario Superior Court against CIBC and CIBC Trust. Like the Pozgaj action, it alleges that the defendants should not have paid mutual fund trailing commissions to order execution only dealers. However, it is brought on behalf of all persons who held units of CIBC mutual funds through dealers other than order execution only dealers. It seeks unspecified damages.

•	Salko v. CIBC Investor Services Inc. et al : The certification motion was heard in April 2022, and taken under reserve.
Other than the items described above, there are no significant developments in the matters identified in Note 23 to the consolidated financial statements included in our 2021 Annual Report, and no new significant legal proceedings have arisen since the issuance of our 2021 annual consolidated financial statements.